Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
We did not grant stock options or other similar types of awards in 2025 and we did not have any outstanding option awards as of December 31, 2025. Moreover, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false